Liquidity and Going Concern Considerations (Details) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2017 USD ($) $ / shares	Jun. 30, 2016 USD ($)	Aug. 11, 2017	Jun. 19, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 12, 2013 USD ($)
Debt Instrument [Line Items]
Number of terminated drilling contracts	1				5
Number of postponed drilling units	6
Outstanding balance	$ 3,852,565
Latest date the outstanding repayment has to be repaid	Jul. 31, 2021
Cash and cash equivalents	$ 941,623	$ 866,742			$ 718,684	$ 734,747
Current and non-current restricted cash	36,758
Working capital deficit	(2,700,000)
Repayment of debt	$ 96,674	$ 35,452
NASDAQ
Debt Instrument [Line Items]
Consecutive business days below minimum requirement	30 days
Grace period to regain compliance	180 days or until October 3, 2017
Minimum | NASDAQ
Debt Instrument [Line Items]
Closing bid price | $ / shares	$ 1
$1.9 billion Secured Term Loan B Facility
Debt Instrument [Line Items]
Face amount	$ 1,900,000						$ 1,800,000
$1.9 billion Secured Term Loan B Facility | Subject to compromise
Debt Instrument [Line Items]
Outstanding balance	1,833,500
$1.3 billion Senior Secured Term Loan B Facility
Debt Instrument [Line Items]
Face amount	1,300,000
$1.3 billion Senior Secured Term Loan B Facility | Subject to compromise
Debt Instrument [Line Items]
Outstanding balance	1,267,500
6.5% Senior Secured Notes
Debt Instrument [Line Items]
Face amount	$ 800,000
Latest date the outstanding repayment has to be repaid	Oct. 31, 2017
Senior notes interest rate	6.50%
6.5% Senior Secured Notes | Subject to compromise
Debt Instrument [Line Items]
Outstanding balance	$ 459,723
Scheme Companies | Upon sanction
Debt Instrument [Line Items]
Principal amount of debt exchanged	3,700,000
Repayment of debt	288,000
Scheme Companies | New secured debt | Upon sanction
Debt Instrument [Line Items]
Face amount	$ 450,000
Scheme Companies | Restructuring Support Agreement (the "RSA") | Minimum
Debt Instrument [Line Items]
Percentage of Company's outstanding indebtness represented by the creditors	72.00%			90.00%
Percentage represented in Scheme Companies Meetings			75.00%
UDW Scheme | Restructuring Support Agreement (the "RSA")
Debt Instrument [Line Items]
Percentage of Company's outstanding indebtness represented by the creditors				94.42%
Face amount				$ 3,700,000
Percentage represented in Scheme Companies Meetings			97.91%
DFH Scheme | Restructuring Support Agreement (the "RSA") | $1.9 billion Secured Term Loan B Facility
Debt Instrument [Line Items]
Percentage of Company's outstanding indebtness represented by the creditors				98.87%
Face amount				$ 1,900,000
Percentage represented in Scheme Companies Meetings			100.00%
DOV Scheme | Restructuring Support Agreement (the "RSA") | $1.3 billion Senior Secured Term Loan B Facility
Debt Instrument [Line Items]
Percentage of Company's outstanding indebtness represented by the creditors				97.07%
Face amount				$ 1,300,000
Percentage represented in Scheme Companies Meetings			100.00%
DRH Scheme | Restructuring Support Agreement (the "RSA") | $462 million Senior Secured Credit Facility
Debt Instrument [Line Items]
Percentage of Company's outstanding indebtness represented by the creditors				92.43%
Face amount				$ 460,000
Percentage represented in Scheme Companies Meetings			100.00%